INCOME TAXES (Details) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Loss from continuing operations before income taxes	$ (12,779,371)	$ (4,028,297)	$ (5,672,361)
Profit (loss) from continuing operations before income taxes		(2,081,088)	(67,447)
Loss before income taxes	(12,779,371)	(6,109,385)	(5,739,808)
Expected income tax expense (recovery) at statutory rates	(3,450,000)	(1,650,000)	(1,550,000)
Change in statutory, foreign tax, foreign exchange rates and other	(61,765)	(25,000)	(41,455)
Permanent difference	430,000	398,000	243,000
Impact of subsidiary and investment acquisitions and disposals	1,111,000	(17,000)
Share issue cost	(155,000)	(168,000)
Adjustment to prior years provision versus statutory tax returns	(108,000)	(7,000)	(93,000)
Change in unrecognized deferred tax assets	2,226,000	1,469,000	1,318,000
Income tax expense (recovery)	(7,765)		(123,455)
Deferred tax expense (recovery) relating to continuing operations	(12,971)		(122,201)
Current income tax expense relating to continuing operations	5,206
Current income tax expense (recovery) relating to discontinued operations			$ (1,254)